Leases - Components of Net Investment in Sales-Type and Direct Financing Leases (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Capital Leases, Net Investment in Direct Financing and Sales Type Leases [Abstract]
Accumulated allowance for uncollectible minimum lease payments	$ 66	$ 65